Issued Capital (Details) - Schedule of share capital - AUD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Sep. 13, 2022	Aug. 31, 2022	Aug. 23, 2022	Aug. 17, 2022	Jun. 29, 2022	Apr. 30, 2022	Apr. 13, 2022	Mar. 31, 2022	Jan. 19, 2022	Jan. 10, 2022	Jul. 06, 2021	Mar. 23, 2021	Mar. 04, 2021	Feb. 22, 2021	Sep. 30, 2020	Feb. 20, 2020	Jan. 20, 2020
Schedule Of Share Capital Abstract
Number of shares, Ordinary Shares fully paid	20,524,754	9,329,420	6,513,671	1,587,301	952,381	2,200,000	2,200,000	646,173	732,900	507,692	698,888	664,871	3,205,128	888,887	708,000	573,350	625,000	261,000	158,730	46,741
Ordinary Shares fully paid	$ 89,689,805	$ 48,144,406	$ 32,089,997